Condensed Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents	$ 17,121	$ 16,432	$ 89,713
Short-term marketable securities	40,408	44,066	0
Prepaid expenses and other current assets	620	882	829
Total current assets	58,149	61,380	90,542
Property and equipment, net	26	354	375
Restricted cash	2,433	2,432	0
Total assets	60,608	64,166	90,917
Current Liabilities:
Accounts payable	371	361	3,687
Accrued expenses	4,486	2,400	2,214
Total current liabilities	4,857	2,761	5,901
Lease obligations, long-term	0	1,053	0
Total liabilities	4,857	3,814	5,901
Stockholders' Equity (Deficit):
Preferred stock	0	0	0
Common stock	21	21	21
Additional paid in capital	163,518	163,126	161,518
Accumulated deficit	(107,771)	(102,791)	(76,523)
Other comprehensive loss	(17)	(4)	0
Total stockholders' equity	55,751	60,352	85,016
Total liabilities and stockholders' equity	$ 60,608	$ 64,166	$ 90,917